Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company adopts Topic 842 using a modified retrospective transition method. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense amounted to $113,144 for the six months ended June 30, 2026, which included $6,531 interest and $106,613 amortization expenses of ROU assets. Total lease expense amounted to $76,801 for the six months ended June 30, 2025, which included $3,767 interest and $73,034 amortization expenses of ROU assets. Total cash paid for operating leases amounted to $116,696 and $91,691 for the six months ended June 30, 2026 and 2025, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2026	December 31, 2025

Right-of-use assets, net	$563,209	$159,685
Operating lease liabilities – current	$205,792	$142,076
Operating lease liabilities – non-current	361,763	22,582
Total operating lease liabilities	$567,555	$164,658

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2026:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.67
Weighted average discount rate	3.4%

The following is a schedule of maturities of lease liabilities as of June 30, 2026:

Six Months ending June 30

2026	$106,483
2027	162,244
2028	99,766
2029	80,497
2030 and thereafter	119,167
Total future minimum lease payments	$568,157
Less: imputed interest	602
Total	$567,555